Commitments and Contingencies (Details Narrative)							1 Months Ended			9 Months Ended		12 Months Ended
	Feb. 22, 2022 USD ($)	Aug. 12, 2021 USD ($)	Feb. 18, 2021 USD ($)	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 19, 2021 USD ($)	Dec. 08, 2020 GBP (£)	Nov. 26, 2019 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty Expense											$ 0		$ 68,000
Long-Term Purchase Commitment, Description												There were no purchase commitments made by the Company	There were no purchase commitments made by the Company
Construction Payable, Current			$ 100,000									$ 400,000		$ 60,000
Payments for Legal Settlements			$ 160,000							$ 340,000		$ 280,000
Deferred revenue										4,100,000
Payment for administrative fees				$ 390,600			$ 390,600
Property investment				363,000			363,000								£ 363,000
Contribution of property				$ 924,000			$ 924,000
Litigation settlement expense					£ 392,761.70	£ 461,459.70		£ 392,761.70	£ 461,459.70	$ 60
Late payment interest | £					£ 68,698			£ 68,698
Mr Kostiner [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Litigation settlement expense		$ 35,000
Mayflower Alliance LTD [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue | £																£ 300,000
Revised Second Amended Complaint [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss related to litigation settlement	$ 240,000,000